UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semi-Annual Report June 30, 2016 (Unaudited)

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds MH Elite Fund of Funds MH Elite Select Portfolio of Funds MH Elite Income Fund of Funds	(MHELX) (MHEFX) (MHESX) (MHEIX)

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

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MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

June 30, 2016

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Vanguard Small Cap Value Index Adm	7.4	Fidelity Small Cap Discovery	7.4	T. Rowe Price New Horizons	7.7
Fidelity Small Cap Value	5.2	Homestead Small Company Stock	7.2	T. Rowe Price Small Cap Stock	5.6
DFA US Targeted Value I	4.2	Vanguard Strategic Small Cap Equity Inv	7.2	PNC Multi Factor Small Cap Core I	5.1
		Hodges Small Cap	6.9
		TFS Small Cap	6.9
		PIMCO StocksPLUS Small I	6.6
		Glenmede Small Cap Equity Adv	6.3
		Vanguard Tax-Managed Small Cap Adm	6.3
		Westwood Small Cap Value I	5.2

Short-Term Securities and Other Assets – 4.8%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
31%	35%	34%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

June 30, 2016

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2006 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended June 30, 2016
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	-7.64%	6.04%	3.40%
Russell 2000 Index	-6.74%	8.35%	6.19%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

June 30, 2016 (Unaudited)

Mutual Funds (95.2%)	Shares	Value

T. Rowe Price New Horizons	10,378	$ 444,374
Fidelity Small Cap Discovery	15,506	427,497
Vanguard Small Cap Value Index Adm	9,436	426,887
Homestead Small Company Stock	11,415	417,904
Vanguard Strategic Small Cap Equity Inv	14,049	414,153
Hodges Small Cap	22,662	398,172
TFS Small Cap	32,136	393,982
PIMCO StocksPLUS Small I	47,422	381,750
Vanguard Tax-Managed Small Cap Adm	7,819	365,248
Glenmede Small Cap Equity Adv	14,453	364,217
T. Rowe Price Small Cap Stock	8,052	323,449
Fidelity Small Cap Value	16,988	298,641
Westwood Small Cap Value I	21,786	296,514
PNC Multi Factor Small Cap Core I	14,313	294,561
DFA US Targeted Value I	11,843	241,831

Total Mutual Funds (Cost $ 5,119,250)		5,489,180

Short-Term Securities (4.2%)

Fidelity Institutional Money Market		245,026

Total Short-Term Securities (Cost $ 245,026)		245,026

Total Investments in Securities (Cost $ 5,364,276) (99.4%)		5,734,206

Other Assets (0.6%)		33,752

Net Assets (100%)		$ 5,767,958

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets

Investments in securities at value (Cost $ 5,364,276)	$ 5,734,206
Cash	33,752

Total Assets	5,767,958

Liabilities

Total Liabilities	-

Net Assets	$ 5,767,958

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 915,980)	$ 5,425,659
Accumulated realized loss on investments	(27,631)
Net unrealized appreciation on investments	369,930

Net Assets	$ 5,767,958

Net asset value per share	$ 6.30

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2016 (Unaudited)

Investment income
Dividend income from underlying funds	$ 5,948
Interest income from underlying funds	-
Dividend income from money market	426
Total investment income	6,374

Expenses
Investment advisory fees	27,204
Administrative service fees	6,801
Total expenses	34,005

Net investment loss	(27,631)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	-
Net realized gain from investments	-
Net change in unrealized appreciation on investments	147,645
Net realized and unrealized gain on investments	147,645

Net increase in net assets resulting from operations	$ 120,014

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2016 (Unaudited) and

For The Year Ended December 31, 2015

	2016	2015
Increase in net assets from operations
Net investment loss	$ (27,631)	$ (39,467)
Capital gain distributions from underlying funds	-	186,529
Net realized gain from investments	-	164,103
Net change in unrealized appreciation/(depreciation) on investments	147,645	(714,400)
Net increase/(decrease) in net assets resulting from operations	120,014	(403,235)

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(335,157)	(375,259)
Total distributions	(335,157)	(375,259)

Capital share transactions (note 5)	376,928	199,139
Total increase/(decrease)	161,785	(579,355)

Net assets at beginning of period	5,606,173	6,185,528
Net assets at end of period	$ 5,767,958	$ 5,606,173

Undistributed net investment income included in net assets at end of period	$ -	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

June 30, 2016

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
DoubleLine Shiller Enhanced CAPE I	5.7	Glenmede Large Cap Core Portfolio	6.2	ClearBridge Aggressive Growth FI	4.6
T. Rowe Price Value	4.8	Oakmark Select I	5.7	Nicholas	4.6
LSV Value Equity	4.8	PIMCO RAE Fundamental Plus I	5.1	Shelton Nasdaq-100 Index Direct	4.4
Vanguard US Value Inv	4.7	Primecap Odyssey Stock	4.8	T. Rowe Price Media & Telecommunications	4.2
		Parnassus Core Equity Inv	4.6

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
Vanguard Selected Value Inv	3.5	Vanguard Strategic Equity Inv	3.6	Primecap Odyssey Aggressive Growth	5.3
John Hancock Disciplined Value Mid Cap I	3.3	Hennessy Cornerstone Mid Cap 30 I	3.1	Akre Focus I	5.1
				Fidelity Select Biotechnology Portfolio	2.6

Short-Term Securities and Other Assets – 9.3%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
32%	30%	38%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

June 30, 2016

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

24,000
22,000
20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
6/30/2006
6/30/2007
6/30/2008
6/30/2009
6/30/2010
6/30/2011
6/30/2012
6/30/2013
6/30/2014
6/30/2015
6/30/2016
Russell 1000 Index
$20,629
MH Elite
Fund of Funds
$15,061
MH Elite Fund of Funds
Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2006, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended June 30, 2016
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	-3.66%	6.95%	4.18%
Russell 1000 Index	2.94%	11.88%	7.51%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

June 30, 2016 (Unaudited)

Mutual Funds (90.7%)	Shares	Value

Glenmede Large Cap Core Portfolio	29,257	$ 644,531
Oakmark Select I	15,543	590,960
DoubleLine Shiller Enhanced CAPE I	46,560	588,520
Primecap Odyssey Aggressive Growth	17,410	543,701
Akre Focus I	21,771	526,633
PIMCO RAE Fundamental Plus I	85,315	524,685
LSV Value Equity	21,602	499,001
Primecap Odyssey Stock	21,213	497,667
T. Rowe Price Value	15,652	499,622
Vanguard US Value Inv	28,952	482,629
ClearBridge Aggressive Growth FI	2,606	475,933
Parnassus Core Equity Inv	12,475	473,927
Nicholas	7,550	469,831
Shelton Nasdaq-100 Index Direct	39,886	452,312
T Rowe Price Media & Telecommunications	6,031	435,689
Vanguard Strategic Equity Inv	12,962	370,058
Vanguard Selected Value Inv	14,000	366,240
John Hancock Disciplined Value Mid Cap I	17,224	340,527
Hennessy Cornerstone Mid Cap 30 I	16,770	315,453
Fidelity Select Biotechnology Portfolio	1,573	265,757

Total Mutual Funds (Cost $ 9,213,360)		9,363,676

Short-Term Securities (8.2%)

Fidelity Institutional Money Market		842,264

Total Short-Term Securities (Cost $ 842,264)		842,264

Total Investments in Securities (Cost $ 10,055,624) (98.9%)		10,205,940

Other Assets (1.1%)		116,962

Net Assets (100%)		$ 10,322,902

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets

Investments in securities at value (Cost $ 10,055,624)	$ 10,205,940
Cash	116,962

Total Assets	10,322,902

Liabilities

Total Liabilities	-

Net Assets	$ 10,322,902

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,890,590)	$ 10,204,246
Accumulated realized loss on investments	(31,660)
Net unrealized appreciation on investments	150,316

Net Assets	$ 10,322,902

Net asset value per share	$ 5.46

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2016 (Unaudited)

Investment income
Dividend income from underlying funds	$ 14,261
Dividend income from money market	1,390
Total investment income	15,651

Expenses
Investment advisory fees	48,967
Administrative service fees	12,242
Total expenses	61,209

Net investment loss	(45,558)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	13,898
Net realized gain from investments	-
Net change in unrealized depreciation on investments	(22,490)
Net realized and unrealized loss on investments	(8,592)

Net decrease in net assets resulting from operations	$ (54,150)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2016 (Unaudited) and

For The Year Ended December 31, 2015

	2016	2015
Increase in net assets from operations
Net investment loss	$ (45,558)	$ (16,974)
Capital gain distributions from underlying funds	13,898	287,116
Net realized gain from investments	-	634,328
Net change in unrealized depreciation on investments	(22,490)	(1,189,282)
Net decrease in net assets resulting from operations	(54,150)	(284,812)

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(921,444)	(1,597,259)
Total distributions	(921,444)	(1,597,259)

Capital share transactions (note 5)	1,063,641	1,438,080
Total increase/(decrease)	88,047	(443,991)

Net assets at beginning of period	10,234,855	10,678,846
Net assets at end of period	$ 10,322,902	$ 10,234,855

Undistributed net investment income included in net assets at end of period	$ -	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

June 30, 2016

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Natural Resources	%
MFS International Value I	7.2	Virtus Emerging Markets Opportunities I	5.7	Vanguard Materials Index Adm	3.2
Oakmark International I	5.6	Oppenheimer Developing Markets Y	4.6	AllianzGl Global Water I	3.1
Lazard International Strategic Equity I	5.8	Baron Emerging Markets Retail	2.7	Fidelity Select Chemicals Portfolio	2.9
Oppenheimer International Growth Y	5.4
PIMCO StocksPLUS International I (USD-Hedged)	5.0
Oppenheimer International Small-Mid Co. Y	4.9
Oberweis International Opportunities	4.1
FMI International	4.0

Global Real Estate	%	World Stock	%	Health	%
Cohen & Steers Real Estate Securities I	3.1	Vanguard Global Minimum Volatility Adm	4.0	T. Rowe Price Health Sciences	5.8
Third Avenue Real Estate Value I	2.7	Alpine Global Infrastructure I	3.3

Equity Energy	%	Misc. Region	%
Vanguard Energy Index Adm	2.9	T. Rowe Price Africa & Middle East	2.2

Short-Term Securities and Other Assets – 11.8%

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

June 30, 2016

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2006, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI ex USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI ex USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI ex USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended June 30, 2016
	Average Annual
	1 Year	5 Year	10 Year
MH Elite Select Portfolio of Funds	-6.65%	0.34%	0.79%
MSCI ACWI ex USA IMI	-9.19%	0.83%	2.60%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

June 30, 2016 (Unaudited)

Mutual Funds (88.2%)	Shares	Value

MFS International Value I	9,983	$ 373,774
T. Rowe Price Health Sciences	4,771	300,795
Lazard International Strategic Equity I	22,762	298,634
Virtus Emerging Markets Opportunities I	30,190	294,054
Oakmark International I	15,177	290,186
Oppenheimer International Growth Y	7,908	276,789
PIMCO StocksPLUS International I (USD Hedged)	38,637	256,165
Oppenheimer International Small-Mid Co Y	6,927	251,178
Oppenheimer Developing Markets Y	7,703	239,808
Oberweis International Opportunitites	9,891	209,594
Vanguard Global Minimum Volatility Adm	8,543	205,639
FMI International	6,988	203,354
Alpine Global Infrastructure I	9,744	171,788
Vanguard Materials Index Adm	3,209	167,445
Cohen & Steers Real Estate Securities I	10,323	162,698
AllianzGI Global Water I	11,981	162,220
Fidelity Select Chemicals Portfolio	1,094	151,731
Vanguard Energy Index Adm	3,146	149,527
Baron Emerging Markets Retail	12,493	139,297
Third Avenue Real Estate Value I	4,771	138,979
T. Rowe Price Africa and Middle East	15,182	116,144

Total Mutual Funds (Cost $ 4,172,860)		4,559,799

Short-Term Securities (10.8%)

Fidelity Institutional Money Market		558,504

Total Short-term Securities (Cost $ 558,504)		558,504

Total Investments in Securities (Cost $ 4,731,364) (99.0%)		5,118,303

Other Assets (1.0%)		50,724

Net Assets (100%)		$ 5,169,027

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,731,364)	$ 5,118,303
Cash	50,724

Total Assets	5,169,027

Liabilities
Total Liabilities	-

Net Assets	$ 5,169,027

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 993,959)	$ 4,854,389
Accumulated realized loss on investments	(72,301)
Net unrealized appreciation on investments	386,939

Net Assets	$ 5,169,027

Net asset value per share	$ 5.20

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Six Months Ended June 30, 2016 (Unaudited)

Investment income
Dividend income from underlying funds	$ 9,585
Interest income from underlying funds	-
Dividend income from money market	797
Total investment income	10,382

Expenses
Investment advisory fees	24,568
Administrative service fees	6,142
Total expenses	30,710

Net investment loss	(20,328)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	2,189
Net realized loss from investments	(41,865)
Net change in unrealized appreciation on investments	105,264
Net realized and unrealized gain on investments	65,588

Net increase in net assets resulting from operations	$ 45,260

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2016 (Unaudited) and

For The Year Ended December 31, 2015

	2016	2015
Increase in net assets from operations
Net investment gain/(loss)	$ (20,328)	$ 16,231
Capital gain distributions from underlying funds	2,189	75,155
Net realized loss from investments	(41,865)	(87,452)
Net change in unrealized appreciation/(depreciation) on investments	105,264	(272,590)
Net increase/(decrease) in net assets resulting from operations	45,260	(268,656)

Distributions to shareholders from:
Net investment income	(16,231)	(143,099)
Realized gains	-	-
Total distributions	(16,231)	(143,099)

Capital share transactions (note 5)	125,075	(12,701)
Total increase/(decrease)	154,104	(424,456)

Net assets at beginning of period	5,014,923	5,439,379
Net assets at end of period	$ 5,169,027	$ 5,014,923

Undistributed net investment income included in net assets at end of period	$ -	$ 16,231

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

June 30, 2016

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Thornburg Limited Term Income A	3.6	DoubleLine Total Return Bond I	4.8	PIMCO Income I	4.8
Frost Total Return Bond Inv	3.4	TCW Total Return Bond I	4.8	Loomis Sayles Strategic Income Y	3.7
Virtus Multi-Sector Short Term Bond I	3.1	PIMCO Investment Grade Corp Bond I	4.4
		Payden Corporate Bond	4.3
		Western Asset Core Plus Bond Fl	3.7

Emerging Markets Bond	%	World/Global Bond	%	High Yield Bond	%
Fidelity New Markets Income	4.3	Vanguard Total Intl Bond Index Adm	5.0	Fidelity Capital and Income	3.6
Goldman Sachs Emerging Markets Debt IR	3.8	PIMCO Foreign Bond (USD - Hedged) I	4.8

Bank Loan	%	Preferred Stock	%	Utilities	%
Credit Suisse Floating Rate High Income I	3.3	Cohen & Steers Preferred Sec & Inc I	4.8	Vanguard Utility Index Adm	4.5
Nuveen Symphony Floating Rate Income I	2.7	Salient Select Income I	4.0

Income from Stock Dividends	%
Vanguard High Dividend Yield Index Inv	4.6

Short-Term Securities and Other Assets – 14.0%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

June 30, 2016

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
8/15/2011
6/30/2012
6/30/2013
6/30/2014
6/30/2015
6/30/2016
Barclays Capital Aggregate Bond Index $11,677
MH Elite Income Fund of Funds $11,312
MH Elite Income Fund of Funds
Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended June 30, 2016
	Average Annual
	1 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	2.83%	2.56%
Barclays Capital Aggregate Bond Index	6.00%	3.23%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

June 30, 2016 (Unaudited)

Mutual Funds (86.0%)	Shares	Value

Vanguard Total Intl Bond Index Adm	9,474	$ 210,422
TCW Total Return Bond I	19,508	203,269
DoubleLine Total Return Bond I	18,551	202,762
PIMCO Foreign Bond (USD Hedged) I	19,360	202,118
Cohen & Steers Preferred Sec & Inc I	14,659	200,529
PIMCO Income I	16,807	199,832
Vanguard High Dividend Yield Index Inv	6,890	194,991
Vanguard Utilities Index Adm	3,313	190,250
PIMCO Investment Grade Corporate Bond I	17,838	186,408
Payden Corporate Bond	16,255	183,685
Fidelity New Markets Income	11,564	182,711
Salient Select Income I	7,092	168,150
Goldman Sachs Emerging Market Debt IR	12,669	161,402
Loomis Sayles Strategic Income Y	10,965	157,018
Western Asset Core Plus Bond FI	13,146	156,047
Thornburg Limited Term Income A	11,321	152,837
Fidelity Capital and Income	16,376	150,983
Frost Total Return Bond Inv	13,787	144,215
Credit Suisse Floating Rate High Income I	21,412	141,958
Virtus Multi-Sector Short Term Bond I	27,347	129,353
Nuveen Symphony Floating Rate Income I	5,956	115,123

Total Mutual Funds (Cost $ 3,565,000)		3,634,063

Short-Term Securities (12.7%)

Fidelity Institutional Money Market		536,969

Total Short-term Securities (Cost $ 536,969)		536,969

Total Investments in Securities (Cost $ 4,101,969) (98.7%)		4,171,032

Other Assets (1.3%)		55,241

Net Assets (100%)		$ 4,226,273

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,101,969)	$ 4,171,032
Cash	55,241

Total Assets	4,226,273

Liabilities

Total Liabilities	-

Net Assets	$ 4,226,273

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 842,588)	$ 4,314,022
Accumulated realized loss on investments	(156,812)
Net unrealized appreciation on investments	69,063

Net Assets	$ 4,226,273

Net asset value per share	$ 5.02

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Six Months Ended June 30, 2016 (Unaudited)

Investment income
Dividend income from underlying funds	$ 23,608
Interest Income from underlying funds	41,213
Dividend income from money market	871
Total investment income	65,692

Expenses
Investment advisory fees	19,944
Administrative service fees	4,986
Total expenses	24,930

Net investment income	40,762

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	-
Net realized gain/(loss) from investments	-
Net change in unrealized appreciation on investments	160,684
Net realized and unrealized gain on investments	160,684

Net increase in net assets resulting from operations	$ 201,446

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2016 (Unaudited) and

For The Year Ended December 31, 2015

	2016	2015
Increase in net assets from operations
Net investment income	$ 40,762	$ 100,696
Capital gain distributions from underlying funds	-	22,514
Net realized loss from investments	-	(196,028)
Net change in unrealized appreciation/(depreciation) on investments	160,684	(23,188)
Net increase increase/(decrease) in net assets resulting from operations	201,446	(96,006)

Distributions to shareholders from:
Net investment income	(100,696)	(104,900)
Realized gains	-	-
Total distributions	(100,696)	(104,900)

Capital share transactions (note 5)	186,496	299,349
Total increase	287,246	98,443

Net assets at beginning of period	$ 3,939,027	$ 3,840,584
Net assets at end of period	$ 4,226,273	$ 3,939,027

Undistributed net investment income included in net assets at end of period	$ 40,762	$ 100,696

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

For the six months ending June 30, 2016 (Unaudited)		For the Years Ended December 31,									
			2015		2014		2013		2012		2011
PER SHARE DATA:												
Net asset value, beginning of period/year	$	6.59	$	7.53	$	8.56	$	6.41	$	5.57	$	6.03
Income/(Loss) from Investment Operations:												
Net Investment Loss (a) (c)		(0.04)		(0.05)		(0.06)		(0.05)		(0.01)		(0.03)
Net Realized and Unrealized Gain/(Loss) on Investments		0.14		(0.43)		0.10		2.30		0.85		(0.40)
Total Income/(Loss) from Investment Operations		0.10		(0.48)		0.04		2.25		0.84		(0.43)
Distributions to shareholders from:												
Net investment income		-		-		-		-		-		(0.03)
Realized gains		(0.39)		(0.46)		(1.07)		(0.10)		-		-
Total Distributions		(0.39)		(0.46)		(1.07)		(0.10)		-		(0.03)
Net asset value, end of period/year	$	6.30	$	6.59	$	7.53	$	8.56	$	6.41	$	5.57
Total Return (b)		2.17%		-6.70%		0.64%		35.63%		15.08%		-7.09%
Ratios and Supplemental Data:												
Net assets, end of period/year (in 000's)	$	5,768	$	5,606	$	6,186	$	6,339	$	4,914	$	4,178
Ratio of Expenses to Average Net Assets (c)		1.22%	(d)	1.25%		1.25%		1.25%		1.25%		1.23%
Ratio of Net Investment Income/(Loss) to Average Net Assets (c)		-0.99%	(d)	-0.66%		-0.78%		-0.61%		-0.16%		-0.54%
Portfolio turnover rate (%)		0.00%		33.15%		9.81%		31.07%		29.28%		26.14%

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

For the six months ending June 30, 2016 (Unaudited)	For the Years Ended December 31, 2015	2014	2013	2012	2011
PER SHARE DATA:						
Net asset value, beginning of period/year	$ 6.07	$ 7.36	$ 7.27	$ 5.62	$ 4.92	$ 5.22
Income/(Loss) from Investment Operations:						
Net Investment Income/(Loss) (a) (c)	(0.04)	(0.02)	(0.01)	0.02	0.03	(0.02)
Net Realized and Unrealized Gain/(Loss) on Investments	(0.02)	(0.17)	0.48	1.66	0.67	(0.28)
Total Income/(Loss) from Investment Operations	(0.06)	(0.19)	0.47	1.68	0.70	(0.30)
Distributions to shareholders from:						
Net investment income	-	-	(0.02)	(0.03)	-	-
Realized gains	(0.55)	(1.10)	(0.36)	-	-	-
Total Distributions	(0.55)	(1.10)	(0.38)	(0.03)	-	-
Net asset value, end of period/year	$ 5.46	$ 6.07	$ 7.36	$ 7.27	$ 5.62	$ 4.92
Total Return (b)	-0.49%	-2.73%	6.91%	29.96%	14.23%	-5.75%
Ratios and Supplement Data:						
Net assets, end of period/year (in 000's)	$ 10,323	$ 10,235	$ 10,679	$ 9,854	$ 7,541	$ 6,467
Ratio of Expenses to Average Net Assets (c)	1.22% (d)	1.25%	1.25%	1.25%	1.25%	1.23%
Ratio of Net Investment Income/(Loss) to Average Net Assets (c)	-0.91% (d)	-0.16%	-0.06%	0.24%	0.49%	-0.15%
Portfolio turnover rate (%)	0.00%	45.14%	39.17%	17.25%	29.66%	38.82%

a)

Per share net investment loss has been determined on the average number of shares outstanding during the period/year.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

d)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Effective May 1, 2014 the management fee for Select Portfolio of Funds was reduced from 1.75% to 1.00%.

(e)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Commencement of operations began on August 15, 2011 thus the ratios and supplement data have been annualized.

(b)

Per share net investment income has been determined on the average number of shares outstanding during the period/year.

(c)

Total return assumes reinvestment of dividends.

(d)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(e)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

MH Elite Portfolio of Funds Trust

The accompanying notes are integral part of these financial statements

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated the impact of all

Subsequent Events – Management of the Funds’ has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring disclosure in these financial statements.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Certain Funds recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital at June 30, 2016 (Unaudited). This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At June 30, 2016 (Unaudited) the net investment losses were not reclassified to paid-in-capital.  The Funds will reclassify net investment losses, if any, against paid-in-capital at year end December 31, 2016.

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Two shareholders of the Funds each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.08% to 1.68% of average net assets.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

For the period ended June 30, 2016 (Unaudited) the management fees for each Fund were:

MH Elite Small Cap Fund of Funds	$27,204
MH Elite Fund of Funds	$48,967
MH Elite Select Portfolio of Funds	$24,568
MH Elite Income Fund of Funds	$19,944

For the period ended June 30, 2016 (Unaudited) administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$6,801
MH Elite Fund of Funds	$12,242
MH Elite Select Portfolio of Funds	$6,142
MH Elite Income Fund of Funds	$4,986

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended June 30, 2016 (Unaudited) aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ -	$ -
MH Elite Fund of Funds	$ -	$ -
MH Elite Select Portfolio of Funds	$ -	$ 133,135
MH Elite Income Fund of Funds	$ 85,000	$ -

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At June 30, 2016 (Unaudited), on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation	Net Unrealized Appreciation/Depreciation
MH Elite Small Cap Fund of Funds	$ 461,840	$ 91,910	$369,930
MH Elite Fund of Funds	$ 516,070	$ 365,754	$150,316
MH Elite Select Portfolio of Funds	$ 496,407	$ 109,468	$386,939
MH Elite Income Fund of Funds	$ 138,596	$ 69,533	$69,063

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2015, the components of distributable earnings on a tax basis for each Fund are as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$16,231	$100,696
Undistributed long-term capital gain	$335,157	$921,444	$-	$-
Unrealized appreciation	$222,285	$172,806	$281,675	$-

At December 31, 2015, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 7, 2016 with an ex and pay date of January 8, 2016.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$-	$-	$-	$-
Short Term Capital Gain	$-	$-	$-	$-
Long Term Capital Gain	$335,157	$0.394016	$921,444	$0.547158

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$16,231	$0.016747	$100,696	$0.125235
Short Term Capital Gain	$-	$-	$-	$-
Long Term Capital Gain	$-	$-	$-	$-

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2015, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely	$ -	$ -	$ 12,297	$ 197,574
Total	$ -	$ -	$ 12,297	$ 197,574

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

4.      INCOME TAXES (Continued)

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011—2014) or expected to be taken in the Funds’ 2015  tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

5.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2016 (Unaudited), 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

MH Elite Small Cap Fund of Funds
	For the six months ended June 30, 2016 (Unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares Sold	28,839	$ 175,667	36,096	$ 251,233
Shares issued in reinvestment of distributions	58,492	335,157	54,044	373,987
	87,331	510,824	90,140	625,220
Shares redeemed	(21,966)	(133,896)	(61,155)	(426,081)
Net Increase	65,365	$ 376,928	28,985	$ 199,139

MH Elite Fund of Funds
	For the six months ended June 30, 2016 (Unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares Sold	80,815	$ 434,629	89,100	$ 548,815
Shares issued in reinvestment of distributions	178,921	921,444	259,717	1,597,259
	259,737	1,356,073	348,817	2,146,074
Shares redeemed	(55,739)	(292,432)	(112,680)	(707,994)
Net Increase	203,997	$1,063,641	236,137	$1,438,080

	MH Elite Select Portfolio of Funds
	For the six months ended June 30, 2016 (Unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares Sold	37,134	$ 188,991	45,881	$ 254,747
Shares issued in reinvestment of distributions	3,333	16,231	26,412	142,624
	40,467	205,222	72,293	397,371
Shares redeemed	(15,647)	(80,147)	(75,579)	(410,072)
Net Increase	24,820	$ 125,075	(3,286)	$ (12,701)

	MH Elite Income Fund of Funds
	For the six months ended June 30, 2016 (Unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares Sold	43,010	$ 208,883	136,996	$ 688,355
Shares issued in reinvestment of distributions	21,154	100,696	20,897	104,900
	64,164	309,579	157,893	793.255
Shares redeemed	(25,627)	(123,083)	(98,185)	(493,906)
Net Increase	38,537	$ 186,496	59,708	$ 299,349

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Fund utilizes published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the closing price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Money Market funds are valued using amortized cost, which approximates fair value and also categorized in level 1 of the fair value hierarchy.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

6.

SECURITIES VALUATIONS (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2016 (Unaudited):

The Funds’ investment category is mutual funds:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 5,734,206	$ 10,205,940	$ 5,118,303	$ 4,171,032
Level 2	-	-	-	-
Level 3 –	-	-	-	-
Total	$ 5,734,206	$ 10,205,940	$ 5,118,303	$ 4,171,032

The Funds did not hold any Level 3 investments during the year ended June 30, 2016 (Unaudited).  The Funds did not hold any derivative instruments at any time during the year ended June 30, 2016 (Unaudited). There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

June 30, 2016 (Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

June 30, 2016 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2016 through June 30, 2016.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period January 1, 2016 to June 30, 2016 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,022	$6.30	(b)
Actual – MH Elite Fund of Funds	$1,000	$ 995	$6.22	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$1,009	$6.26	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$1,052	$6.39	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.29

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.08% to 1.68% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182 / 365 (to reflect the one-half year period).

The accompanying notes are integral part of these financial statements

BOARD OF TRUSTEES INFORMATION

MH Elite Portfolio of Funds Trust

June 30, 2016 (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED TRUSTEES
Vincent Farinaro 565 Fallbrook Drive Venice, FL 34292 88	Independent Trustee	One Year, Since 7-31-1998	Retired	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 71	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 47	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 60	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None
Vincent Rettino (b) 531 Victor Street Scotch Plains, NJ 07076 41	Interested Trustee	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

The accompanying notes are integral part of these financial statements

BOARD OF TRUSTEES INFORMATION

MH Elite Portfolio of Funds Trust

June 30, 2016 (Unaudited)

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 64	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 60	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

Trustee Compensation

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees or directors of other mutual fund complexes.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

The accompanying notes are integral part of these financial statements

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The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Semi-Annual Report

to

Shareholders

June 30, 2016 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

The accompanying notes are integral part of these financial statements

Item 2. Code of Ethics

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 3. Audit Committe Financial Expert

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 4. Principal Accountant Fees and Services

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer'

within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End

         Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the

Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits

The accompanying notes are integral part of these financial statements

  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a)     Not applicable for filing of Semi-Annual Report

                       to Shareholders.

     Exhibit 10(b)(1)  Certification of Principal Executive Officer

Required

                       by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2)  Certification of Principle Financial Officer

Required

                       by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and

                       Chief Financial Officer Required by Section 906

                       of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/Harvey Merson

     Harvey Merson

     President

      (Principal Executive Officer)

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

The accompanying notes are integral part of these financial statements

      Vice President

       (Principal Financial Officer)

Date August 24, 2016

The accompanying notes are integral part of these financial statements